Note 17 - Intangible assets (Tables)	6 Months Ended
Jun. 30, 2019
Intangible Assets and Goodwill Abstract
Goodwill. Breakdown by CGU and Changes of the period
Goodwill. Breakdown by CGU and changes of the period (Millions of Euros)
	The United States	Turkey	Mexico	Colombia	Chile	Other	Total

Balance as of December 31, 2017	4.837	509	493	168	32	23	6.062
Exchange difference	229	(127)	26	(7)	(3)	-	118
Balance as of December 31, 2018	5.066	382	519	161	29	23	6.180
Exchange difference	31	(29)	16	5	1	(1)	23
Balance as of June 30, 2019	5.097	353	535	166	30	22	6.203

Other Intangible Assets
Other intangible assets (Millions of Euros)
	June 2019	December 2018
Computer software acquisition expense	1.601	1.605
Other intangible assets with an infinite useful life	12	11
Other intangible assets with a definite useful life	446	518
Total	2.059	2.134